CONVERTIBLE DEBT OBLIGATIONS- CURRENT PORTION AND NON CURRENT PORTION (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Debt Obligations- Current Portion And Non Current Portion
SCHEDULE OF CONVERTIBLE DEBT OBLIGATIONS

As of December 31, 2024 and 2023 , the Company’s convertible obligations consisted of the following:

	As of December 31,
	2024	2023
Convertible debt obligations, beg, gross	$-	$7,975,851
Addition	-	-
Converted to equity	-	(5,971,029)
Converted to short term debt	-	-
Repayment	-	(2,004,822)
Deferred debt discount and Cost of Fund Raise	-	-
Convertible debt obligations, end, net	$-	$-
Convertible debt obligations, current portion	$-	$-
Convertible debt obligations, non-current portion	$-	$-